ASSET RETIREMENT OBLIGATION ("ARO") - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation
Asset retirement obligation	$ 114,662	$ 132,814
Total undiscounted liability	262,400	132,800	$ 303,300
Government assistance	1,744	$ 4,594
Abandonment and reclamation obligation requirements expense	$ 13,053